Retail Credit Facilitation Service Fees (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Retail Credit Facilitation Service Fees

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Loan facilitation service	8,295,490	9,716,401	7,141,725
Post origination service	21,280,504	29,608,447	32,315,179

Total	29,575,994	39,324,848	39,456,904

Summary of Remaining Performance Obligations of Long Term Contracts
The table below sets forth the remaining performance obligations of long-term contracts:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of each year
Expected to be recognized within one year	26,123,173	22,814,799
Expected to be recognized in one to two years	13,246,129	9,054,717
Expected to be recognized in two to three years	4,137,167	1,949,687

	43,506,469	33,819,203